PRUDENTIAL MONEYMART ASSETS, INC.

Gateway Center Three, 4th.floor

100 Mulberry Street

Newark, New Jersey 07102

September 28, 2012

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Prudential MoneyMart Assets, Inc.

1933 Act File No.: 2-55301

1933 Act File No.: 333-112406

1940 Act File No.: 811-02619

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on September 27, 2012.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain

Jonathan D. Shain